Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
2025		$ 23,400
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
2025	$ 23,468	23,444
2026
2027	25,000	25,000
2028	72,983	72,996
2029